SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS
NOTE 25. SUBSEQUENT EVENTS

Management has considered all events and transactions that occurred after September 30, 2011 and through the date of the financial statements are issued, and have determined that the Company did not have any material subsequent events that require adjustment to or disclosure in the consolidated financial statements during this period.